Fair Value Measurements (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$ 119,445	$109,288	$116,814	$104,171

Loans (1) (2)
Residential mortgages	180,141	176,787	175,350	167,863
Consumer instalment and other personal	91,614	90,617	103,267	101,023
Credit cards	12,560	12,560	11,893	11,893
Business and government	363,543	362,566	358,712	357,027
	647,858	642,530	649,222	637,806

Deposits (3)	886,566	877,575	875,034	871,776
Securitization and structured entities’ liabilities (4)	23,944	23,364	24,631	23,739
Other liabilities (5)	4,129	3,441	4,160	3,287
Subordinated debt	8,237	8,221	8,228	7,849
 This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $60 million of residential mortgages classified as FVTPL, $8,871 million of business and government loans classified as FVTPL and $58 million of business and government loans classified as FVOCI ($1,676 million, $5,720 million and $58 million, respectively, as at October 31, 2023).

(3)
Excludes $41,345 million of structured note liabilities, $8,855 million of money market deposits, $591 million of structured deposits and $215 million of metals deposits measured at fair value ($35,300 million, $nil million, $341 million and $204 million, respectively, as at October 31, 2023).

(4)	Excludes $12,896 million of securitization and structured entities’ liabilities classified as FVTPL ($2,463 million as at October 31, 2023).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)			April 30, 2024		October 31, 2023
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$4,605	$4,666	$-	$9,271	$7,503	$3,867	$-	$11,370
Canadian provincial and municipal governments	3,700	3,005	-	6,705	3,680	3,489	-	7,169
U.S. federal government	9,770	16,010	-	25,780	8,822	11,310	-	20,132
U.S. states, municipalities and agencies	-	485	-	485	-	279	-	279
Other governments	913	3,247	-	4,160	442	2,099	-	2,541
NHA MBS, and U.S. agency MBS and CMO	-	34,972	1,088	36,060	-	20,620	897	21,517
Corporate debt	2,948	10,766	-	13,714	2,648	9,173	112	11,933
Trading loans	-	566	-	566	3	447	-	450
Corporate equity	62,387	381	-	62,768	48,094	196	37	48,327
	84,323	74,098	1,088	159,509	71,192	51,480	1,046	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	612	54	-	666	211	5	-	216
Canadian provincial and municipal governments	402	980	-	1,382	444	722	-	1,166
U.S. federal government	4	1,754	-	1,758	5	2,083	-	2,088
Other governments	-	49	-	49	-	48	-	48
NHA MBS, and U.S. agency MBS and CMO	-	20	-	20	-	19	-	19
Corporate debt	79	7,845	35	7,959	25	7,310	27	7,362
Corporate equity	856	845	4,501	6,202	821	805	4,208	5,834
	1,953	11,547	4,536	18,036	1,506	10,992	4,235	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	12,852	13,340	-	26,192	13,251	6,850	-	20,101
Canadian provincial and municipal governments	3,267	718	-	3,985	609	4,445	-	5,054
U.S. federal government	1,316	6,529	-	7,845	727	5,153	-	5,880
U.S. states, municipalities and agencies	-	4,816	-	4,816	-	5,300	-	5,300
Other governments	1,481	4,398	-	5,879	480	6,489	-	6,969
NHA MBS, and U.S. agency MBS and CMO	-	17,504	-	17,504	-	15,766	-	15,766
Corporate debt	26	3,924	-	3,950	406	3,183	-	3,589
Corporate equity	-	-	174	174	-	-	160	160
	18,942	51,229	174	70,345	15,473	47,186	160	62,819
Loans
Residential mortgages	-	60	-	60	-	1,676	-	1,676
Business and government loans	-	8,576	353	8,929	-	5,592	186	5,778
	-	8,636	353	8,989	-	7,268	186	7,454
Other Assets (1)	9,726	34	1,622	11,382	6,020	33	1,723	7,776
Fair Value Liabilities (2)
Deposits (3)	-	51,006	-	51,006	-	35,845	-	35,845
Securities sold but not yet purchased	27,183	14,889	-	42,072	19,304	24,470	-	43,774
Other liabilities (4)	1,510	13,757	-	15,267	1,479	3,046	5	4,530
	28,693	79,652	-	108,345	20,783	63,361	5	84,149
Derivative Assets
Interest rate contracts	61	11,608	-	11,669	21	13,329	-	13,350
Foreign exchange contracts	188	18,290	-	18,478	28	19,861	-	19,889
Commodity contracts	655	1,367	-	2,022	668	1,349	5	2,022
Equity contracts	157	5,465	13	5,635	58	4,632	-	4,690
Credit default swaps	-	12	-	12	-	25	-	25
	1,061	36,742	13	37,816	775	39,196	5	39,976
Derivative Liabilities
Interest rate contracts	27	15,052	-	15,079	52	17,749	-	17,801
Foreign exchange contracts	-	17,144	-	17,144	1	19,204	-	19,205
Commodity contracts	610	1,147	2	1,759	589	1,067	1	1,657
Equity contracts	278	14,211	1	14,490	160	11,335	8	11,503
Credit default swaps	-	16	1	17	-	25	2	27
	915	47,570	4	48,489	802	49,380	11	50,193

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $806 million and $1,335 million for the three and six months ended April 30, 2024, respectively ($689 million and $1,126 million for the three and six months ended April 30, 2023, respectively). Interest expense for liabilities carried at amortized cost is $10,843 million and $21,447 million for the three and six months ended April 30, 2024, respectively ($8,279 million and $15,192 million for the three and six months ended April 30, 2023).

(3)	Deposits include structured note liabilities and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					April 30, 2024
					Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	$4,501	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	2x	23x
Investment Properties	Other assets - other	1,329	Discounted cash flows	Discount margin	3%	7%
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	1,088	Discounted cash flows	Prepayment rate	3%	65%
			Market comparable	Comparability Adjustment (2)	0.35	0.89

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	Range of input values represents price per security adjustment (Canadian $).
 na – not applicable

Summary of Transfers Between Level 1 and Level 2
The following tables present significant transfers between Level 1 and Level 2 for the three and six months ended April 30, 2024 and April 30, 2023:

(Canadian $ in millions)
For the three months ended	April 30, 2024		April 30, 2023
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	$1,266	$5,310	$5,002	$3,718
FVTPL securities	284	298	295	12
FVOCI securities	1,580	3,930	2,309	814
Securities sold but not yet purchased	916	6,587	2,939	1,701

(Canadian $ in millions)
For the six months ended	April 30, 2024		April 30, 2023
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	$7,943	$6,298	$5,874	$5,906
FVTPL securities	819	592	312	310
FVOCI securities	6,922	4,734	3,952	2,101
Securities sold but not yet purchased	5,963	7,310	3,121	3,818
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2024 and April 30, 2023, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2024 (Canadian $ in millions)	Balance January 31, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$814	$(174)	$19	$666	$(248)	$-	$71	$(60)	$1,088	$(154)
Corporate debt	26	-	1	-	(15)	-	-	(12)	-	-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	840	(174)	20	666	(263)	-	71	(72)	1,088	(154)
FVTPL Securities
Corporate debt	24	(6)	-	17	-	-	-	-	35	(6)
Corporate equity	4,319	15	49	206	(88)	-	-	-	4,501	66
Total FVTPL securities	4,343	9	49	223	(88)	-	-	-	4,536	60
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	-	-	-	-	-	-	-	-	-	na
Corporate equity	173	-	-	1	-	-	-	-	174	na
Total FVOCI securities	173	-	-	1	-	-	-	-	174	na
Business and Government Loans	196	-	5	13	-	(59)	198	-	353	-
Other Assets	1,671	(56)	-	12	-	(5)	-	-	1,622	(65)
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	7	(7)	-	-	-	-	-	-	-	(7)
Equity contracts	7	-	-	-	-	-	6	-	13	-
Total derivative assets	14	(7)	-	-	-	-	6	-	13	(7)
Other Liabilities	13	-	-	-	-	(13)	-	-	-	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	-	-	-	-	-	-	1	-	1	-
Credit default swaps	1	(1)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	2	-	-	-	-	-	2	-	4	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$897	$(107)	$(11)	$861	$(521)	$-	$108	$(139)	$1,088	$(116)
Corporate debt	112	1	-	10	(29)	-	3	(97)	-	1
Corporate equity	37	-	-	-	-	-	-	(37)	-	-
Total trading securities	1,046	(106)	(11)	871	(550)	-	111	(273)	1,088	(115)
FVTPL Securities
Corporate debt	27	(9)	-	17	-	-	-	-	35	(9)
Corporate equity	4,208	(92)	(10)	522	(126)	-	-	(1)	4,501	17
Total FVTPL securities	4,235	(101)	(10)	539	(126)	-	-	(1)	4,536	8
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	-	-	-	-	-	-	-	-	-	na
Corporate equity	160	-	11	3	-	-	-	-	174	na
Total FVOCI securities	160	-	11	3	-	-	-	-	174	na
Business and Government Loans	186	-	(1)	46	-	(76)	198	-	353	-
Other Assets	1,723	(17)	-	16	(21)	(79)	-	-	1,622	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	(5)	-	-	-	-	-	-	-	(5)
Equity contracts	-	-	-	-	-	-	13	-	13	-
Total derivative assets	5	(5)	-	-	-	-	13	-	13	(5)
Other Liabilities	5	-	-	8	-	(13)	-	-	-	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	8	-	-	-	-	-	1	(8)	1	-
Credit default swaps	2	(2)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	11	(1)	-	-	-	-	2	(8)	4	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2024 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
 na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2023 (Canadian $ in millions)	Balance January 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (2)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$595	$(3)	$11	$121	$(105)	$-	$205	$(38)	$786	$2
Corporate debt	5	-	-	6	-	-	1	-	12	-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	600	(3)	11	127	(105)	-	206	(38)	798	2
FVTPL Securities
Corporate debt	11	-	-	-	-	-	-	-	11	-
Corporate equity	4,161	(43)	48	2,108	(185)	-	-	-	6,089	13
Total FVTPL securities	4,172	(43)	48	2,108	(185)	-	-	-	6,100	13
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	(1)	-	-	-	na
Corporate equity	156	-	1	1	(1)	-	-	-	157	na
Total FVOCI securities	157	-	1	1	(1)	(1)	-	-	157	na
Business and Government Loans	120	-	2	79	-	-	-	-	201	-
Other Assets	1,299	9	-	-	-	(8)	-	-	1,300	9
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	13	(3)	-	-	-	-	-	-	10	(3)
Equity contracts	1	3	-	-	-	-	-	-	4	3
Total derivative assets	14	-	-	-	-	-	-	-	14	-
Other Liabilities	3	-	-	2	-	-	-	-	5	-
Derivative Liabilities
Foreign exchange contracts	12	-	-	-	-	(12)	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	14	-	-	-	-	(12)	-	-	2	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases (2)	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$985	$(16)	$(11)	$266	$(248)	$-	$222	$(412)	$786	$(1)
Corporate debt	3	-	-	10	-	-	1	(2)	12	-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	988	(16)	(11)	276	(248)	-	223	(414)	798	(1)
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	(38)	4	2,328	(248)	(1)	-	-	6,089	35
Total FVTPL securities	4,052	(38)	4	2,331	(248)	(1)	-	-	6,100	35
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	(1)	-	-	-	na
Corporate equity	153	-	-	5	(1)	-	-	-	157	na
Total FVOCI securities	154	-	-	5	(1)	(1)	-	-	157	na
Business and Government Loans	20	-	2	194	-	(15)	-	-	201	-
Other Assets	1,233	54	-	23	-	(10)	-	-	1,300	55
Derivative Assets
Foreign exchange contracts	26	(26)	-	-	-	-	-	-	-	-
Commodity contracts	-	(3)	-	13	-	-	-	-	10	(3)
Equity contracts	-	3	-	-	-	-	1	-	4	3
Total derivative assets	26	(26)	-	13	-	-	1	-	14	-
Other Liabilities	2	-	-	3	-	-	-	-	5	-
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	(12)	-	-	-	(38)
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	(12)	-	-	2	(38)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)
FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.

(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2023 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
 na – not applicable